UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067
(Address of principal executive offices) (Zip code)

Harvey Neiman
6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT
September 30, 2009

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2009.

9/30/09 NAV $17.83

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	-9.49%	-0.44%	3.28%	3.52%
S&P 500(B)	-6.91%	-5.43%	1.01%	5.52%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2009 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2009 and held through September 30, 2009.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2009 to
	April 1, 2009	September 30, 2009	September 30, 2009

Actual	$1,000.00	$1,173.87	$9.54

Hypothetical	$1,000.00	$1,016.29	$8.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2009 Semi-Annual Report 2

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agriculture Chemicals
4,000	Mosaic Co.	$ 192,280	1.40%
Air Courier Services
4,000	FedEx Corporation +	300,880	2.18%
Aircraft Engines & Engine Parts
2,500	United Technologies Corp. +	152,325	1.11%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
7,500	HJ Heinz Co. +	298,125	2.16%
Computer & Office Equipment
5,000	Hewlett-Packard Company	236,050	1.71%
Crude Petroleum & Natural Gas
4,500	Apache Corp. +	413,235
3,000	EnCana Corp. (Canada)	172,830
2,500	Noble Energy, Inc.	164,900
5,500	Occidental Petroleum Corporation +	431,200
		1,182,165	8.58%
Electric & Other Services
5,000	Exelon Corp. +	248,100	1.80%
Electric Services
8,000	American Electric Power Co. Inc. +	247,920
3,500	Entergy Corp. +	279,510
6,000	Southern Co. +	190,020
		717,450	5.21%
Electronic & Other Electrical Equipment (No Computer Equipment)
9,000	Emerson Electric Co.	360,720	2.62%
Fats & Oils
13,000	Archer-Daniels-Midland Co. +	379,860	2.76%
Fire, Marine & Casualty Insurance
5,500	The Chubb Corporation	277,255	2.01%
Food and Kindred Products
6,000	Kraft Foods Inc. +	157,620	1.14%
Gas & Other Services Combined
6,500	Sempra Energy +	323,765	2.35%
Hospitals & Medical Service Plans
5,000	Aetna Inc.	139,150
6,000	UnitedHealth Group, Inc.	150,240
		289,390	2.10%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
5,000	VF Corp. +	362,150	2.63%
Oil & Gas Field Machinery & Equipment
5,000	Baker Hughes Inc.	213,300
6,000	National Oilwell Varco, Incorporated +	258,780
		472,080	3.43%
Oil, Gas Field Services, NBC
7,800	Schlumberger Limited +	464,880	3.37%
Petroleum Refining
8,000	Chevron Corp. +	563,440
4,500	Exxon Mobil Corp. +	308,745
3,000	Murphy Oil Corporation	172,710
6,400	Suncor Energy Inc. (Canada)	221,184
		1,266,079	9.19%
Pharmaceutical Preparations
7,500	Wyeth +	364,350	2.64%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2009 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Railroads, Line-Haul Operating
5,000	Burlington Northern Santa Fe Corp. +	$ 399,150
7,000	Canadian National Railway Company + (Canadian)	342,930
6,500	Norfolk Southern Corp. +	280,215
		1,022,295	7.43%
Retail - Department Stores
6,000	J. C. Penney Company, Inc. +	202,500	1.47%
Retail - Eating Places
7,000	McDonald's Corp. +	399,490	2.90%
Retail - Variety Stores
8,500	Costco Wholesale Corp. +	479,230	3.48%
Rubber & Plastic Footwear
4,500	Nike Inc. +	291,150	2.11%
Search, Detection, Navigation, Guidance, Aeronautical Systems
6,500	Raytheon Company +	311,805	2.26%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,000	Procter & Gamble Co. +	463,360	3.36%
Tobacco Products
6,000	Altria Group Inc.	106,860
5,500	Philip Morris International, Inc. +	268,070
		374,930	2.72%
Wholsale-Drugs Properties & Druggists' Sundries
5,000	McKesson Corporation +	297,750	2.16%
Total for Common Stocks (Cost $10,534,454)		11,888,034	86.28%
EXCHANGE TRADED FUNDS
1,000	DIAMONDS Trust, Series 1	97,090	0.70%
Total for Exchange Traded Funds (Cost $89,610)
Cash Equivalents
1,904,380	Fidelity Money Market Pt Cl Select 0.43% ***	1,904,380
Total for Cash Equivalents (Cost $1,904,380)		1,904,380	13.82%
	Total Investments	13,889,504	100.80%
	(Identified Cost $12,528,444)
	Liabilities in Excess of Other Assets	(110,627)	-0.80%
	Net Assets	$ 13,778,877	100.00%

+ Portion or all of the Security is pledged as collateral for call options written. *** Variable Rate Security; The Yield Rate shown represents the rate at September 30, 2009.

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 4

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
American Electric Power Co. Inc.
November 2009 Calls @ 30.00	1,000	1,500
Apache Corp.
October 2009 Calls @ 90.00	1,000	3,500
October 2009 Calls @ 95.00	1,000	1,200
October 2009 Calls @ 100.00	1,000	300
		5,000
Archer-Daniels-Midland Co.
December 2009 Calls @ 33.00	1,000	450
Burlington Northern Santa Fe Corp.
October 2009 Calls @ 80.00	1,000	1,940
October 2009 Calls @ 85.00	1,000	450
		2,390
Canadian National Railway Company
October 2009 Calls @ 45.00	1,000	3,900
October 2009 Calls @ 50.00	2,000	1,700
		5,600
Chevron Corp.
December 2009 Calls @ 70.00	1,000	3,400
December 2009 Calls @ 75.00	1,000	1,200
		4,600
Costco Wholesale Corp.
October 2009 Calls @ 50.00	1,000	6,420
October 2009 Calls @ 55.00	1,000	2,350
		8,770
Entergy Corp.
December 2009 Calls @ 85.00	1,000	1,350
Exelon Corp.
October 2009 Calls @ 55.00	1,000	50
Exxon Mobil Corp.
October 2009 Calls @ 75.00	1,000	80
FedEx Corporation
October 2009 Calls @ 65.00	1,000	10,500
October 2009 Calls @ 70.00	1,000	5,500
		16,000
HJ Heinz Co.
December 2009 Calls @ 39.00	2,000	3,700
J. C. Penney Company, Inc.
November 2009 Calls @ 35.00	2,000	3,300
Kraft Foods Inc.
December 2009 Calls @ 29.00	2,000	500
McDonald's Corp.
December 2009 Calls @ 60.00	1,000	850
December 2009 Calls @ 62.50	1,000	350
		1,200
McKesson Corporation
November 2009 Calls @ 50.00	1,000	9,000
National Oilwell Varco, Incorporated
November 2009 Calls @ 40.00	1,000	5,300
November 2009 Calls @ 45.00	1,000	2,200
		7,500
Nike Inc.
October 2009 Calls @ 55.00	1,000	9,600
Norfolk Southern Corp.
December 2009 Calls @ 45.00	2,000	5,000
Occidental Petroleum Corporation
November 2009 Calls @ 80.00	2,000	6,200

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 5

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2009 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Philip Morris International, Inc.
December 2009 Calls @ 47.00	2,000	$ 5,700
Procter & Gamble Co.
October 2009 Calls @ 55.00	1,000	3,200
October 2009 Calls @ 57.50	1,000	1,200
		4,400
Raytheon Company
November 2009 Calls @ 47.50	1,000	1,800
Schlumberger Limited
November 2009 Calls @ 65.00	1,000	1,550
November 2009 Calls @ 70.00	1,000	600
		2,150
Sempra Energy
October 2009 Calls @ 50.00	1,000	750
Southern Co.
November 2009 Calls @ 33.00	2,000	500
United Technologies Corp.
November 2009 Calls @ 60.00	1,000	3,000
VF Corp.
November 2009 Calls @ 65.00	2,000	16,800
Wyeth
October 2009 Calls @ 45.00	1,000	3,800
October 2009 Calls @ 47.50	1,000	1,550
		5,350
Total (Premiums Received $88,167)		$ 132,240

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2009
Assets:
Investment Securities at Fair Value	$ 13,889,504
(Cost $12,528,444)
Prepaid Expenses	8,334
Receivables:
Dividends and Interest	23,675
Fund Shares Sold	9,079
Total Assets	13,930,592
Liabilities
Covered Call Options Written at Fair Value (Premiums Received $88,167)	132,240
Accrued Fund Accounting and Transfer Agency Fees	2,416
Accrued Management Fees	8,191
Other Accrued Expenses	8,868
Total Liabilities	151,715
Net Assets	$ 13,778,877
Net Assets Consist of:
Paid In Capital	15,131,925
Accumulated Undistributed Net Investment Income	33,727
Accumulated Realized Gain (Loss) on Investments and Options Written - Net	(2,703,762)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	1,316,987
Net Assets, for 772,819 Shares Outstanding	$ 13,778,877
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($13,778,877/772,819 shares)	$ 17.83

Statement of Operations (Unaudited)
For the six months ended September 30, 2009
Investment Income:
Dividends (Net of foreign withholding tax of $338)	$ 138,065
Interest	10,731
Total Investment Income	148,796
Expenses:
Investment adviser fees	65,762
Transfer agent fees & accounting fees	15,041
Registration expense	12,533
Administration fees	12,034
Audit fees	8,784
Legal fees	8,023
Custody fees	6,017
Miscellaneous expense	2,006
Compliance officer expense	2,006
Printing and postage expense	2,005
Trustees fees	1,504
Insurance expense	1,250
Total Expenses	136,965
Less:
Expense Waiver / Expense Reimbursement	(21,882)
Net Expenses	115,083
Net Investment Income	33,713

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	(524,489)
Realized Gain (Loss) on Options Written	146,454
Change In Unrealized Appreciation/(Depreciation) on Investments	2,517,898
Change In Unrealized Appreciation/(Depreciation) on Options Written	(83,788)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	2,056,075

Net Increase (Decrease) in Net Assets from Operations	$ 2,089,788

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2009	4/1/2008
	to	to
	9/30/2009	3/31/2009
From Operations:
Net Investment Income	$ 33,713	$ 86,561
Net Realized Gain/(Loss) on Investments	(524,489)	(2,999,466)
Net Realized Gain on Options	146,454	676,293
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options	2,434,110	(1,176,859)
Increase/(Decrease) in Net Assets from Operations	2,089,788	(3,413,471)
From Distributions to Shareholders:
Net Investment Income	(86,547)	(10,833)
Net Realized Gain from Security Transactions	0	(80,039)
Change in Net Assets from Distributions	(86,547)	(90,872)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,711,327	13,545,926
Shares Issued on Reinvestment of Dividends	86,492	90,872
Cost of Shares Redeemed	(2,640,599)	(2,952,241)
Net Increase (Decrease) from Shareholder Activity	157,220	10,684,557
Net Increase (Decrease) in Net Assets	2,160,461	7,180,214
Net Assets at Beginning of Period	11,618,416	4,438,202
Net Assets at End of Period (Including Accumulated	13,778,877$	11,618,416$
Undistributed Net Investment Income of $33,727 and $86,561)
Share Transactions:
Issued	164,232	726,990
Reinvested	5,297	4,221
Redeemed	(156,645)	(175,175)
Net Increase (Decrease) in Shares	12,884	556,036
Shares Outstanding at Beginning of Period	759,935	203,899
Shares Outstanding at End of Period	772,819	759,935

Financial Highlights	(Unaudited)
Selected data for a share outstanding	4/1/2009		4/1/2008	4/1/2007	4/1/2006	4/1/2005	4/1/2004
throughout the period:	to		to	to	to	to	to
	9/30/2009		3/31/2009	3/31/2008	3/31/2007	3/31/2006	3/31/2005
Net Asset Value -
Beginning of Period	$ 15.29		$ 21.77	$ 22.17	$ 21.00	$ 20.65	$ 20.96
Net Investment Income (a)	0.04		0.18	0.25	0.23	0.26	0.17
Net Gains or Losses on Securities
(realized and unrealized)	2.61		(6.43)	1.55	2.88	1.55	0.80
Total from Investment Operations	2.65		(6.25)	1.80	3.11	1.81	0.97
Distributions (From Net Investment Income)	(0.11)		(0.03)	(0.22)	(0.22)	(0.26)	(0.16)
Distributions (From Capital Gains)	0.00		(0.20)	(1.98)	(1.72)	(1.20)	(1.12)
Total Distributions	(0.11)		(0.23)	(2.20)	(1.94)	(1.46)	(1.28)
Net Asset Value -
End of Period	$ 17.83		$ 15.29	$ 21.77	$ 22.17	$ 21.00	$ 20.65
Total Return (b)	17.39%	**	(29.04)%	8.20%	15.18%	9.19%	4.82%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	13,779		11,618	4,438	2,846	2,109	2,229
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.09%	*	2.49%	3.55%	4.46%	5.69%	5.76%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.18%	*	0.22%	-0.66%	-1.65%	-2.67%	-3.14%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	*	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.51%	*	0.96%	1.14%	1.06%	1.27%	0.87%
Portfolio Turnover Rate	38.88%	**	101.01%	80.43%	116.86%	79.81%	95.23%

* Annualized.
** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2009 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2009
(UNAUDITED)

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2006 - 2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2009 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

SUBSEQUENT EVENTS:
Management has evaluated subsequent events through November 30, 2009, the date the financial statements were issued.

3.) SECURITIES VALUATIONS
As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are: Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including exchange traded funds). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are valued at their last ask price and are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of

2009 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,888,034	$0	$0	$11,888,034
Exchange Traded Funds	97,090	0	0	97,090
Money Market Fund	1,904,380	0	0	1,904,380
Total	$13,889,504	$0	$0	$13,889,504

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$132,240	$0	$132,240
Total	$0	$132,240	$0	$132,240

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended September 30, 2009.

4.) INVESTMENT ADVISERY AGREEMENT
The Fund has entered into an Investment Advisery Agreement with Neiman Capital Management, LLC. Under the terms of the Investment Advisery Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisery Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six months ended September 30, 2009, the Adviser earned management fees totaling $65,762 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2011. For the six months ended September 30, 2009, the Adviser waived fees and/or reimbursed expenses totaling $21,882 to the Fund. The Fund owed the Adviser $8,191 at September 30, 2009. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2009 was $15,131,925, representing 772,819 shares outstanding.

6.) INVESTMENT TRANSACTIONS
For the six months ended September 30, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $6,989,085 and $3,816,379, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

2009 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

For Federal income tax purposes, the cost of securities owned at September 30, 2009 was $12,528,444, and premiums received from options written was $88,167.

At September 30, 2009, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,589,383	($272,396)	$1,316,987

There were no differences between book basis and tax basis unrealized appreciation.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2009, National Financial Services LLC, for the benefit of its customers, owned, in the aggregate, 65.83% of the Fund, and therefore may be deemed to control the Fund.

8.) WRITTEN OPTIONS
As of September 30, 2009, Fund portfolio securities valued at $2,808,280 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the six months ended September 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2009	889	$290,461
Options written	980	$178,587
Options terminated in closing purchase transactions	(20)	($4,680)
Options expired	(543)	($142,394)
Options exercised	(806)	($233,807)
Options outstanding at September 30, 2009	500	$88,167

The locations on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Asset		Liability
	Derivatives		Derivatives
Equity contracts		Call options written	($132,240)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2009 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Equity contracts	Realized Gain		Change In Unrealized
	(Loss) on Options	$146,454	Appreciation/(Depreciation)	($83,788)
	Written		on Options Written

The selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

9.) DISTRIBUTIONS TO SHAREHOLDERS
On June 29, 2009, the Fund declared distributions from ordinary income of $0.1085 per share paid to shareholders of record on June 26, 2009.

The tax character of distributions paid during the six months ended September 30, 2009 and the fiscal year ended March 31, 2009, resectively, were as follows:

2009 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

Distributions paid from:

	Six Months ended	Year ended
	September 30, 2009	March 31, 2009
Ordinary Income:	$ 86,547	$ 10,833
Short-term Capital Gain:	0	77,209
Long-term Capital Gain:	0	2,830
	$ 86,547	$ 90,872

As of September 30, 2009 there were no differences between book and tax cost basis.

10.) LOSS CARRYFORWARDS
At March 31, 2009 the Fund had available for federal tax purposes an unused capital loss car-ryforward of $1,353,492, which expires in 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2009 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Daniel Neiman
Harvey Neiman

Investment Adviser
Neiman Capital Management, LLC
6325 La Valle Plateada
P.O. Box 205
Rancho Santa Fe, CA 92067

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm Cohen Fund Audit Services, Ltd. 800 Westpoint Pkwy., Ste 1100 Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

           By: /s/ Harvey Neiman
           Harvey Neiman
           President

           Date:                     12/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/ Harvey Neiman
           Harvey Neiman
           President

           Date:                     12/9/09

           By: /s/ Daniel Neiman
           Daniel Neiman
           Chief Financial Officer

           Date:                     12/6/09